SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
SECURITIES [Abstract]
Securities available for sale
Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)

2013
U.S. agency	$32,106	$44	$342	$31,808
U.S. agency residential mortgage-backed	202,649	1,343	532	203,460
Private label residential mortgage-backed	7,294	112	618	6,788
Other asset backed	45,369	10	194	45,185
Obligations of states and political subdivisions	157,966	496	4,784	153,678
Corporate	19,120	43	26	19,137
Trust preferred	2,902	-	477	2,425
Total	$467,406	$2,048	$6,973	$462,481

2012
U.S. agency	$30,620	$70	$23	$30,667
U.S. agency residential mortgage-backed	126,151	1,264	3	127,412
Private label residential mortgage-backed	9,070	-	876	8,194
Obligations of states and political subdivisions	38,384	736	69	39,051
Trust preferred	4,704	-	1,615	3,089
Total	$208,929	$2,070	$2,586	$208,413

Investments in a continuous unrealized loss position
Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2013
U.S. agency	$16,715	$342	$-	$-	$16,715	$342
U.S. agency residential mortgage-backed	78,256	532	-	-	78,256	532
Private label residential mortgage-backed	407	6	4,602	612	5,009	618
Other asset backed	33,862	194	-	-	33,862	194
Obligations of states and political subdivisions	103,942	4,645	4,805	139	108,747	4,784
Corporate	7,105	26	-	-	7,105	26
Trust preferred	-	-	2,425	477	2,425	477
Total	$240,287	$5,745	$11,832	$1,228	$252,119	$6,973

2012
U.S. agency	$8,097	$23	$-	$-	$8,097	$23
U.S. agency residential mortgage-backed	-	-	457	3	457	3
Private label residential mortgage-backed	-	-	8,192	876	8,192	876
Obligations of states and political subdivisions	7,384	69	-	-	7,384	69
Trust preferred	-	-	3,089	1,615	3,089	1,615
Total	$15,481	$92	$11,738	$2,494	$27,219	$2,586

Unrealized losses largely attributable to credit spread
The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition. The underlying loans within these securities include Jumbo (69%) and Alt A (31%) at December 31, 2013.
	December 31,
	2013		2012
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Private label residential mortgage-backed
Jumbo	$4,687	$(441)	$6,041	$(594)
Alt-A	2,101	(65)	2,153	(282)

Private label residential mortgage backed securities below investment grade
At December 31, 2013 three below investment grade private label residential mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)

As of December 31, 2013
Fair value	$2,453	$1,731	$47	$4,231
Amortized cost	2,820	1,666	-	4,486
Non-credit unrealized loss	367	-	-	367
Unrealized gain	-	65	47	112
Cumulative credit related OTTI	748	457	380	1,585

Credit related OTTI recognized in our Consolidated
Statements of Operations
For the years ended December 31,
2013	26	-	-	26
2012	247	32	60	339
2011	213	425	122	760

Trust preferred securities
The following table breaks out our trust preferred securities in further detail as of December 31:

	2013		2012
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Trust preferred securities
Rated issues	$1,600	$(302)	$1,581	$(316)
Unrated issues	825	(175)	1,508	(1,299)

Credit losses recognized in earnings on securities available for sale
A rollforward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2013	2012	2011
	(In thousands)
Balance at beginning of year	$1,809	$1,470	$710
Additions to credit losses on securities for which no previous OTTI was recognized	-	-	425
Increases to credit losses on securities for which OTTI was previously recognized	26	339	335
Balance at end of year	$1,835	$1,809	$1,470

Amortized cost and fair value of securities available for sale by contractual maturity
The amortized cost and fair value of securities available for sale at December 31, 2013, by contractual maturity, follow. The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$14,942	$14,952
Maturing after one year but within five years	84,253	84,306
Maturing after five years but within ten years	32,864	32,478
Maturing after ten years	80,035	75,312
	212,094	207,048
U.S. agency residential mortgage-backed	202,649	203,460
Private label residential mortgage-backed	7,294	6,788
Other asset backed	45,369	45,185
Total	$467,406	$462,481

Gains and losses realized on sale of securities available for sale
A summary of proceeds from the sale of securities available for sale and gains and losses follows:

	Proceeds	Realized Gains	Losses(1)
	(In thousands)
2013	$2,940	$15	$8
2012	37,176	1,193	-
2011	70,322	279	75

(1) Losses in 2013, 2012 and 2011 exclude $0.03 million, $0.3 million and $0.8 million, respectively of other than temporary impairment.